ALLIANCEBERNSTEIN BOND FUNDS (“Bond Funds”)

-	High Income Fund
-	Global Bond Fund

ALLIANCEBERNSTEIN VALUE FUNDS (“Value Funds”)

-	Growth and Income Fund
-	Equity Income Fund
-	Core Opportunities Fund
-	Discovery Value Fund

Supplement dated November 12, 2013 to the Prospectuses dated October 15, 2013 of Bond Funds and Value Funds. Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

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The following sentence supplements certain disclosure regarding the Class Z shares of the Funds in the section titled “Investing in the Funds — How to Buy Shares”.

Class Z shares are also available to certain institutional clients of the Adviser who invest at least $2 million in a Fund.

SUP-0103II-0115II-1113

ALLIANCEBERNSTEIN BOND FUNDS (“Bond Funds”)

-	High Income Fund
-	Global Bond Fund

ALLIANCEBERNSTEIN VALUE FUNDS (“Value Funds”)

-	Growth and Income Fund
-	Equity Income Fund
-	Core Opportunities Fund
-	Discovery Value Fund

Supplement dated November 12, 2013 to the Statement of Additional Information (“SAI”) dated January 31, 2013 (as amended October 15, 2013) of the Bond Funds and March 1, 2013 (as amended October 15, 2013) of the Value Funds. Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

*        *        *         *        *

The following sentence supplements certain disclosure regarding the Class Z shares of the Funds in the section titled “Alternative Purchase Arrangements — Group Retirement Plans and Tax-Deferred Accounts”.

Class Z shares are also available to certain institutional clients of the Adviser who invest at least $2 million in a Fund.